UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, November 15, 2008
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total(x$1,000):  $110,109
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2133    60200 SH       Sole                    57685              2515
Avon                           COM              054303102     3040    73130 SH       Sole                    70180              2950
Bank of America                COM              060505104     1871    53459 SH       Sole                    51599              1860
Black & Decker                 COM              091797100     2102    34600 SH       Sole                    33350              1250
Boeing Company                 COM              097023105     2297    40052 SH       Sole                    38317              1735
Burlington North SF            COM              12189T104     2662    28795 SH       Sole                    27830               965
Campbell Soup Co               COM              134429109     2578    66775 SH       Sole                    64660              2115
Caterpillar, Inc               COM              149123101     2071    34750 SH       Sole                    33715              1035
Chevron                        COM              166764100     3711    44988 SH       Sole                    43338              1650
Cisco Systems                  COM              17275R102     2682   118865 SH       Sole                   115360              3505
Citigroup Inc                  COM              172967101     2246   109492 SH       Sole                   105909              3583
Claymore BRIC ETF              COM              18383m100      529    15215 SH       Sole                    14795               420
Coca-Cola                      COM              191216100     1907    36065 SH       Sole                    34520              1545
Disney, (Walt) Co              COM              254687106     2804    91375 SH       Sole                    88075              3300
DuPont deNemours               COM              263534109     1886    46790 SH       Sole                    44840              1950
Ebay Inc                       COM              278642103      715    31935 SH       Sole                    31135               800
Exxon Mobil Corp               COM              30231G102     4038    51991 SH       Sole                    49856              2135
FedEx Corp                     COM              31428X106     2143    27110 SH       Sole                    26230               880
Garmin Ltd.                    COM              g37260109     1294    38128 SH       Sole                    36943              1185
General Electric               COM              369604103     2996   117477 SH       Sole                   111958              5519
Goodyear Tire                  COM              382550101     1390    90810 SH       Sole                    88080              2730
Home Depot                     COM              437076102     2186    84437 SH       Sole                    81292              3145
Int'l Business Mach            COM              459200101     3411    29160 SH       Sole                    28145              1015
Intel Corp                     COM              458140100     2207   117828 SH       Sole                   112893              4935
Internet Capital Group Inc     COM              46059c205       89    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107      603    18060 SH       Sole                    18060
JP Morgan Chase                COM              46625H100     3482    74565 SH       Sole                    71460              3105
Johnson & Johnson              COM              478160104     3575    51595 SH       Sole                    49560              2035
Lowe's                         COM              548661107     2684   113299 SH       Sole                   109844              3455
McDonalds Corp                 COM              580135101     3107    50356 SH       Sole                    48346              2010
Microsoft                      COM              594918104     2254    84442 SH       Sole                    81642              2800
Morgan Stanley                 COM              617446448      970    42195 SH       Sole                    40720              1475
Nokia ADR                      COM              654902204     2065   110745 SH       Sole                   106805              3940
Novartis AG ADR                COM              66987V109     1655    31330 SH       Sole                    29650              1680
Oracle Systems                 COM              68389X105     2833   139493 SH       Sole                   133993              5500
P'Shr Gldn Drgn ETF            COM              73935x401      508    26690 SH       Sole                    26110               580
Pfizer Inc                     COM              717081103     1643    89096 SH       Sole                    86046              3050
Procter & Gamble               COM              742718109     3429    49204 SH       Sole                    47369              1835
Royal Dutch Shl ADR            COM              780259206     1912    32400 SH       Sole                    31820               580
Royal Phil Elec ADR            COM              500472303     2505    91922 SH       Sole                    88445              3477
SAP AG ADR                     COM              803054204     1751    32770 SH       Sole                    31920               850
Sonus Networks Inc             COM              835916107       58    20000 SH       Sole                    20000
Spirit Aerosystems             COM              848574109     1199    74610 SH       Sole                    72305              2305
Stryker Corp                   COM              863667101     2468    39620 SH       Sole                    38020              1600
Terex Corp.                    COM              880779103      868    28445 SH       Sole                    27695               750
Time Warner Inc                COM              887317105     1178    89845 SH       Sole                    86035              3810
Toyota Motor ADR               COM              892331307     1869    21780 SH       Sole                    20970               810
Tyson Foods Cl A               COM              902494103      370    30954 SH       Sole                    30654               300
Unilever ADR                   COM              904784709     1669    59285 SH       Sole                    57375              1910
United Technologies            COM              913017109     3715    61858 SH       Sole                    59578              2280
Wal-Mart Stores                COM              931142103     4849    80969 SH       Sole                    77874              3095
Zimmer Inc.                    COM              98956p102     1904    29495 SH       Sole                    28630               865